Share Options (Details) - Schedule of outstanding and exercisable share options separated ranges of exercise prices	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	1,570,991
Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	1,048,297,000
0.000 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0
0.000 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	152,640
Weighted average remaining contractual term (years)	2 years 5 months 1 day
0.000 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1 year 10 days
Share options exercisable	152,640,000
1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.14
1.14 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	228,480
Weighted average remaining contractual term (years)	1 year 4 months 20 days
1.14 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1 year 4 months 20 days
Share options exercisable	228,480,000
1.67 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.67
1.67 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	43,200
Weighted average remaining contractual term (years)	2 years 2 months 15 days
1.67 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	2 years 2 months 15 days
Share options exercisable	43,200,000
1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.83
1.83 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	982,870
Weighted average remaining contractual term (years)	6 years 9 months
1.83 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	4 years 8 months 12 days
Share options exercisable	489,239,000
3.2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.2
3.2 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	35,001
Weighted average remaining contractual term (years)	6 years 5 months 12 days
3.2 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	6 years 5 months 12 days
Share options exercisable	10,938,000
3.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.79
3.79 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	60,000
Weighted average remaining contractual term (years)	1 year 7 months 2 days
3.79 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	1 year 7 months 2 days
Share options exercisable	60,000,000
4.17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.17
4.17 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	28,800
Weighted average remaining contractual term (years)	3 years 10 days
4.17 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	3 years 10 days
Share options exercisable	28,800,000
5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.12
5.12 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	40,000
Weighted average remaining contractual term (years)	6 years 6 months 14 days
5.12 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term (years)	6 years 6 months 14 days
Share options exercisable	35,000,000